ESOP Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Fair Value, redemption of ESOP shares	$ 618
Additional paid-in capital included related to ESOP preferred stock			$ 37
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Shares issued and outstanding		0	609,434
Carrying value		$ 0	$ 609
Unearned ESOP shares		$ (429)	$ (646)
Preferred stock [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Shares issued and outstanding		0	609,434
Carrying value		$ 0	$ 609
Unearned ESOP shares		$ 0	$ (646)
Employee Stock Ownership Plan Preferred Stock 2018 [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Shares issued and outstanding		0	189,225
Carrying value		$ 0	$ 189
Employee Stock Ownership Plan Preferred Stock 2018 [Member] | Minimum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate		0.00%	7.00%
Employee Stock Ownership Plan Preferred Stock 2018 [Member] | Maximum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate		0.00%	8.00%
Employee Stock Ownership Plan Preferred Stock 2017 [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Shares issued and outstanding		0	135,135
Carrying value		$ 0	$ 135
Employee Stock Ownership Plan Preferred Stock 2017 [Member] | Minimum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate		0.00%	7.00%
Employee Stock Ownership Plan Preferred Stock 2017 [Member] | Maximum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate		0.00%	8.00%
Employee Stock Ownership Plan Preferred Stock 2016 [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Shares issued and outstanding		0	128,380
Carrying value		$ 0	$ 128
Employee Stock Ownership Plan Preferred Stock 2016 [Member] | Minimum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate		0.00%	9.30%
Employee Stock Ownership Plan Preferred Stock 2016 [Member] | Maximum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate		0.00%	10.30%
Employee Stock Ownership Plan Preferred Stock 2015 [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Shares issued and outstanding		0	68,106
Carrying value		$ 0	$ 68
Employee Stock Ownership Plan Preferred Stock 2015 [Member] | Minimum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate		0.00%	8.90%
Employee Stock Ownership Plan Preferred Stock 2015 [Member] | Maximum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate		0.00%	9.90%
Employee Stock Ownership Plan Preferred Stock 2014 [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Shares issued and outstanding		0	62,420
Carrying value		$ 0	$ 63
Employee Stock Ownership Plan Preferred Stock 2014 [Member] | Minimum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate		0.00%	8.70%
Employee Stock Ownership Plan Preferred Stock 2014 [Member] | Maximum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate		0.00%	9.70%
Employee Stock Ownership Plan Preferred Stock 2013 [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Shares issued and outstanding		0	26,168
Carrying value		$ 0	$ 26
Employee Stock Ownership Plan Preferred Stock 2013 [Member] | Minimum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate		0.00%	8.50%
Employee Stock Ownership Plan Preferred Stock 2013 [Member] | Maximum [Member]
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Adjustable dividend rate		0.00%	9.50%
Equity award [Member] | Convertible preferred stock [Member] | Minimum [Member]
Class of Stock [Line Items]
Preferred stock, redemption price per share		$ 1,000	$ 1,000